UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:  Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  John T. Lykouretzos
Title:  Managing Member
Phone:  (646) 428-0900


Signature, Place and Date of Signing:


/s/John T. Lykouretzos      New York, New York           November 8, 2006
----------------------      ------------------         --------------------
     [Signature]            [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total: $815,555
                                       (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F file Number                      Name

1) 028-11651                    Hoplite Partners, L.P.
2) 028-11652                    Hoplite Offshore Fund, Ltd.


                        FORM 13F INFORMATION TABLE



COLUMN 1                           COLUMN  2        COLUMN 3   COLUMN 4            COLUMN 5   COLUMN 6  COLUMN 7       COLUMN 8

                                                                VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE

ADVANCE AUTO PARTS INC                COM           00751Y106  23,717     720,000  SH         SHARED      1,2            720,000
ALTRIA GROUP INC                      COM           02209S103  47,071     614,900  SH         SHARED      1,2            614,900
BERKSHIRE HATHAWAY INC DEL           CL A           084670108  23,375         244  SH         SHARED      1,2                244
BRISTOW GROUP INC                     COM           110394103  14,434     419,600  SH         SHARED      1,2            419,600
BROOKFIELD ASSET MGMT INC       CL A LTD VT SH      112585104  37,370     842,800  SH         SHARED      1,2            842,800
COMPTON PETE CORP                     COM           204940100  50,574   5,067,500  SH         SHARED      1,2          5,067,500
DST SYS INC DEL                       COM           233326107  51,873     841,144  SH         SHARED      1,2            841,144
DEERE & CO                            COM           244199105   8,827     105,200  SH         SHARED      1,2            105,200
DEVON ENERGY CORP NEW                 COM           25179M103  25,260     400,000  SH  PUT    SHARED      1,2            400,000
DOMINOS PIZZA INC                     COM           25754A201  18,147     707,500  SH         SHARED      1,2            707,500
DOWNEY FINL CORP                      COM           261018105  28,945     435,000  SH         SHARED      1,2            435,000
DUN & BRADSTREET CORP DEL NE          COM           26483E100  39,647     528,700  SH         SHARED      1,2            528,700
EMBRAER-EMPRESA BRASILEIRA D    SP ADR COM SHS      29081M102  26,028     662,800  SH         SHARED      1,2            662,800
ENCANA CORP                           COM           292505104  18,676     400,000  SH  PUT    SHARED      1,2            400,000
FEDERATED DEPT STORES INC DE          COM           31410H101  13,503     312,500  SH         SHARED      1,2            312,500
FIDELITY NATL INFORMATION SV          COM           31620M106  40,190   1,086,226  SH         SHARED      1,2          1,086,226
FIDELITY NATL FINL INC                COM           316326107  24,253     582,300  SH         SHARED      1,2            582,300
FOUNDRY NETWORKS INC                  COM           35063R100  18,085   1,375,300  SH         SHARED      1,2          1,375,300
FREMONT GEN CORP                      COM           357288109  11,892     850,000  SH         SHARED      1,2            850,000
GRACE W R & CO DEL NEW                COM           38388F108   2,652     200,000  SH         SHARED      1,2            200,000
JETBLUE AWYS CORP                     COM           477143101  12,272   1,328,100  SH         SHARED      1,2          1,328,100
LEVEL 3 COMMUNICATIONS INC            COM           52729N100  20,833   3,865,200  SH         SHARED      1,2          3,865,200
LIVE NATION INC                       COM           538034109  31,141   1,525,000  SH         SHARED      1,2          1,525,000
MASTERCARD INC                        COM           57636Q104  61,938     880,424  SH         SHARED      1,2            880,424
NCR CORP NEW                          COM           62886E108  47,739   1,209,200  SH         SHARED      1,2          1,209,200
NEW CENTURY FINANCIAL CORP M          COM           6435EV108  19,655     500,000  SH  PUT    SHARED      1,2            500,000
NIKE INC                             CL B           654106103  15,334     175,000  SH         SHARED      1,2            175,000
PHH CORP                            COM NEW         693320202  19,303     704,500  SH         SHARED      1,2            704,500
PAYLESS SHOESOURCE INC                COM           704379106  10,986     441,200  SH         SHARED      1,2            441,200
PLEXUS CORP                           COM           729132100   3,880     202,100  SH         SHARED      1,2            202,100
TESCO CORP                            COM           88157K101  23,142   1,492,100  SH         SHARED      1,2          1,492,100
ULTRA PETROLEUM CORP                  COM           903914109   3,801      79,000  SH         SHARED      1,2             79,000
WENDYS INTL INC                       COM           950590109  21,012     313,619  SH         SHARED       1             313,619
                                                              815,555


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